Prepayments, deposits and other current assets	6 Months Ended
Jun. 30, 2026
Prepaid Expense, Current [Abstract]
Prepayments, deposits and other current assets
5.	Prepayments, deposits and other current assets

Prepayments, deposits and other current assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Deposits to software developer[1]	$-	$6,829
Rental deposit	21	21
Deferred input VAT[2]	2,843	-
Income tax refundable	-	70
Prepaid service fee	155	1
Other current assets	69	71
Total	$3,088	$6,992

[1]	On May 9, 2025, the Company entered into a Technical service agreement with Xiamen Kuashangtong Technology Co., Ltd. to load the service centered on voice recognition technology into the AI finance and tax large model; The Company paid $6.82 million (RMB48 million) in FY2025. The software development service had been completed by May 2026 .

[2]	Deferred input VAT mainly represents input VAT on invoices received for capitalized intangible assets that had not yet been certified by the tax authorities. Under PRC VAT rules, input VAT can only be used to offset output VAT after the related invoices are certified. As of June 30, 2026, the Company recorded deferred input VAT of $2,842,801 (RMB19.36 million), arising from invoices related to the capitalization of intangible assets.